Label	Element	Value
abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	abrdn Focused U.S. Small Cap Active ETF
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

Effective immediately, the following replaces footnote 2 to the Annual Fund Operating Expenses table in the section entitled “Summary – abrdn Focused U.S. Small Cap Active ETF – Fees and Expenses of the Fund” starting on page 1 of the Prospectus:

(2) abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.65% for the Fund. This contractual limitation may not be terminated before February 28, 2027 without the approval of the Independent Trustees of the Board. This limit excludes (i) interest, taxes, brokerage fees and short sale dividend expenses; (ii) expenses incurred indirectly by the Fund as a result of investments in short term investment vehicles such as money market funds that do not exceed 0.005% of a Fund’s average net assets (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for other investment companies and pooled investment vehicles); and (iii) extraordinary expenses, if any. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2027
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

abrdn Funds

(the “Trust”)

abrdn Focused U.S. Small Cap Active ETF

abrdn Emerging Markets Dividend Active ETF

(each a “Fund” and together the “Funds”)

Supplement dated June 12, 2025 to the Funds’ Statutory Prospectus (the “Prospectus”),
dated February 28, 2025, as supplemented to date